CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Preferred stock (Note 7):	Common stock (Note 7):	Retained earnings:	Accumulated other comprehensive income, net of tax (Note 9):	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of period (Previously Reported) at Mar. 31, 2015					¥ 2,041,005
Balance at beginning of period at Mar. 31, 2015		¥ 213,121	¥ 5,590,396	¥ 89,432	2,041,005	¥ (3,616)		¥ 259,506
Issuance of new shares of common stock due to conversion of preferred stock			69,048
Effect of other increase (decrease) in consolidated subsidiaries								(25,819)
Purchases of treasury stock						(684)
Net income attributable to MHFG shareholders	¥ 365,873			365,873
Conversion to common stock		(69,048)
Change during period	(297,397)				(296,070)
Issuance of new shares of common stock due to exercise of stock acquisition rights			772
Dividends paid to noncontrolling interests								(2,246)
Disposal of treasury stock						269
Dividends declared	(100,584)			(100,584)
Gains (losses) on disposal of treasury stock			82
Net income attributable to noncontrolling interests	(9,396)							9,396
Stock-based compensation related to stock option			(1,058)
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								(1,168)
Foreign currency translation adjustments attributable to noncontrolling interests								(146)
Pension liability adjustments attributable to noncontrolling interests								(14)
Balance at end of period at Sep. 30, 2015	8,138,447	144,073	5,659,240	354,721	1,744,935	(4,031)	¥ 7,898,938	239,509
Balance at beginning of period (Previously Reported) at Mar. 31, 2016				746,785	1,469,308			168,640
Balance at beginning of period (Restatement Adjustment)				(329)	330			(10,441)
Balance at beginning of period at Mar. 31, 2016	8,183,191	98,924	5,703,144	746,456	1,469,638	(3,610)		158,199
Issuance of new shares of common stock due to conversion of preferred stock			98,924
Effect of other increase (decrease) in consolidated subsidiaries								3,256
Purchases of treasury stock						(1,869)
Net income attributable to MHFG shareholders	379,558			379,558
Conversion to common stock		¥ (98,924)
Change during period	(196,229)				(195,339)
Issuance of new shares of common stock due to exercise of stock acquisition rights			969
Dividends paid to noncontrolling interests								(1,971)
Disposal of treasury stock						380
Dividends declared	(94,828)			(94,828)
Gains (losses) on disposal of treasury stock			(55)
Net income attributable to noncontrolling interests	(3,200)							3,200
Stock-based compensation related to stock option			(1,009)
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								108
Performance-based stock compensation program			118
Foreign currency translation adjustments attributable to noncontrolling interests								(1,000)
Change in ownership interest in consolidated subsidiaries			706
Pension liability adjustments attributable to noncontrolling interests								2
Cancellation of treasury stock			(1)			1
Balance at end of period at Sep. 30, 2016	¥ 8,264,977		¥ 5,802,796	¥ 1,031,186	¥ 1,274,299	¥ (5,098)	¥ 8,103,183	¥ 161,794